TAXES BASED ON INCOME (Details 3) - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Taxes Based on Income
U.S.	$ 33.9	$ (0.1)	$ (33.3)
International	375.0	360.9	399.3
Income from continuing operations before taxes	$ 408.9	$ 360.8	$ 366.0